CONVERTIBLE NOTES (Summary of Notes and Related Discount) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes Due 2012 [Member]	Dec. 31, 2011 Notes Due 2012 [Member]	Dec. 16, 2011 Notes Due 2012 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Discount On Loan [Member]	Dec. 31, 2011 Discount On Loan [Member]	Sep. 30, 2012 Discount Related to BCF [Member]	Dec. 31, 2011 Discount Related to BCF [Member]
Notes Payable [Line Items]
Face value of Convertible Notes payable through maturity	$ 2,028,100	$ 1,926,250
Less unamortized discount	(254,446)	(1,284,363)				(251,250)		(12,600)	(138,993)	(245,582)	(260,333)	(1,038,782)
Convertible notes, net of unamortized discount	1,551,054	641,886
Convertible notes, net of unamortized discount	$ 77,720			$ 1,551,054	$ 641,886		$ 77,720